CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Revenue:
Total revenues	$ 75,359	$ 97,479	$ 87,721
Cost of revenue:
Total cost of revenues	66,924	82,179	79,776
Gross profit	8,435	15,300	7,945
Operating expenses:
Research and development, net	185	113	458
Selling and marketing	4,369	4,929	4,754
General and administrative	7,612	7,654	7,901
Other expense (income)	315		(4)
Total operating expenses	12,481	12,696	13,109
Operating income (loss)	(4,046)	2,604	(5,164)
Financial expenses	(999)	(1,270)	(1,555)
Financial income	229	848	1,467
Income (loss) before taxes on income (tax benefit)	(4,816)	2,182	(5,252)
Taxes on income (tax benefit)	(1,517)	589	(1,464)
Income (loss) before share of equity investment	(3,299)	1,593	(3,788)
Share in results of equity investment of affiliated companies	(185)	(132)	(140)
Net income (loss) from continued operation	(3,484)	1,461	(3,928)
Net loss from discontinued operation	(1,845)	(655)	(480)
Net income (loss)	$ (5,329)	$ 806	$ (4,408)
Net income (loss) per share basic and diluted from continued operation	$ (0.39)	$ 0.17	$ (0.45)
Net loss per share basic and diluted from discontinued operation	(0.21)	(0.07)	(0.05)
Net income (loss) per share basic and diluted	$ (0.6)	$ 0.1	$ (0.5)
Weighted average number of shares outstanding:
Basic	8,874,696	8,874,696	8,864,885
Diluted	8,874,696	8,874,696	8,864,885
Product [Member]
Revenue:
Total revenues	$ 22,739	$ 25,019	$ 23,151
Cost of revenue:
Total cost of revenues	20,751	21,557	23,807
Service [Member]
Revenue:
Total revenues	52,620	72,460	64,570
Cost of revenue:
Total cost of revenues	$ 46,173	$ 60,622	$ 55,969

[1]	Reclassified due to discontinued operation.